[Logo]FORUM
      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA




                                        May 3, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Sound Shore Fund, Inc.
File Numbers 2-96141; 811-4244

Ladies and Gentlemen:

              On behalf of Sound Shore Fund, Inc. (the "Registrant"), and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectus and Statement of Additional Information with respect to Sound Shore Fund dated May 1, 2002, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

              If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6212.

                                        Sincerely,

                                        /s/ Cheryl O. Tumlin

                                        Cheryl O. Tumlin
                                        Forum Administrative Services, LLC


Enclosure


TWO PORTLAND SQUARE
PORTLAND, MAINE 04101
TEL: 207-879-1900
FAX: 207-879-6050
WWW.FORUM-FINANCIAL.COM